Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 145,108	₨ 131,687	₨ 109,826
Service cost	28,929	25,936	29,577
Interest cost	10,106	9,606	7,518
Remeasurements - Actuarial (gain) / loss	(12,955)	(5,267)	(6,872)
Benefits paid	(14,776)	(16,854)	(8,362)
Projected benefit obligation at the end of the year	₨ 156,412	₨ 145,108	₨ 131,687